Panorama Premier

MassMutual Artistry

Supplement dated September 21, 2004

to the Prospectuses Dated May 1, 2004

1.	Effective July 1, 2004, the Janus Aspen Series restated their expense numbers to reflect reductions in the Portfolio’s management fees. As a result the prospectus is changed as follows:

In the section “Table of Fees and Expenses” in the chart titled “Investment Management Fees and Other Expenses,” replace the rows for the Janus Aspen funds with the following:

Fund Name	Management Fees	Other Expenses	12b-1 Fees	Total Fund Operating Expenses
Janus Aspen Balanced Portfolio (Institutional)	0.55%	0.02%	—	0.57	%T
Janus Aspen Capital Appreciation Portfolio (Institutional)	0.64%	0.03%	—	0.67	%T
Janus Aspen Worldwide Growth Portfolio (Institutional)	0.60%	0.06%	—	0.66	%T

T	Fees and expenses shown were determined based on net assets as of the fiscal year ended December 31, 2003, restated to reflect reductions in the Portfolio’s management fees, effective July 1, 2004.

2.	David L. Babson & Company Inc. is now known as Babson Capital Management LLC. As a result the prospectus is changed as follows:

In the section “Investment Choices – The Funds,” for the MML Series Investment Fund, any reference to “David L. Babson & Company Inc.” is deleted and replaced with “Babson Capital Management LLC.”

3.	Northern Trust Investments, Inc. is known as Northern Trust Investments, N.A. As a result the prospectus is changed as follows:

In the section “Investment Choices – The Funds,” for the MML Series Investment Fund and the Scudder Investment VIT Funds any reference to “Northern Trust Investments, Inc.” is deleted and replaced with “Northern Trust Investments, N.A.”

4.	Janus Capital is known as Janus Capital Management LLC. The prospectus is corrected as follows:

In the section “Investment Choices – The Funds,” for Janus Aspen Series any reference to Janus Capital is deleted and replaced with Janus Capital Management LLC.

5.	Effective June 30, 2004 the Calvert Social Balanced Portfolio replaced co-subadviser Brown Capital Management, Inc. with New Amsterdam Partners LLC. As a result the prospectus is changed as follows:

In the section “Investment Choices – The Funds,” the Sub-Adviser listed for the Calvert Social Balanced Portfolio is deleted and replaced with the following:

New Amsterdam Partners LLC and SSgA Funds Management, Inc.

PS21-04